SUPPLEMENTAL CASH FLOW INFORMATION - Investing Activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Investing Activities
Distribution associated with a privately held investment	$ 4,600
Other expense/(income)	$ 4,593